Revenues	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The Partnership’s primary source of revenue is chartering its vessels to customers. The Partnership utilizes three primary forms of contracts consisting of time-charter contracts, voyage charter contracts and bareboat charter contracts. For a description of these contracts, see Item 18 – Financial Statements: Note 6 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2019.

Revenue Table

The following tables contain the Partnership’s total revenue for the three and nine months ended September 30, 2020 and 2019, by contract type and by segment.

	Three Months Ended September 30, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	136,203	—	—	136,203
Voyage charters	—	9,982	—	9,982
Management fees and other income	2,750	—	—	2,750
	138,953	9,982	—	148,935

	Three Months Ended September 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	129,633	—	1,597	131,230
Voyage charters	—	10,846	—	10,846
Bareboat charters	6,196	—	—	6,196
Management fees and other income	1,383	—	—	1,383
	137,212	10,846	1,597	149,655

	Nine Months Ended September 30, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	402,509	—	—	402,509
Voyage charters	—	27,682	—	27,682
Management fees and other income	6,836	—	—	6,836
	409,345	27,682	—	437,027

	Nine Months Ended September 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	394,092	—	6,728	400,820
Voyage charters	—	28,864	—	28,864
Bareboat charters	18,387	—	—	18,387
Management fees and other income	4,388	—	—	4,388
	416,867	28,864	6,728	452,459
The following table contains the Partnership’s total revenue for the three and nine months ended September 30, 2020 and 2019, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	126,678	128,743	373,566	389,565
Interest income on lease receivables	12,659	12,978	37,920	38,741
Variable lease payments - cost reimbursements(1)	1,475	1,277	3,795	3,252
	140,812	142,998	415,281	431,558
Non-lease revenue
Non-lease revenue - related to sales-type or direct financing leases	5,373	5,274	14,910	16,513
Management fees and other income	2,750	1,383	6,836	4,388
	8,123	6,657	21,746	20,901
Total	148,935	149,655	437,027	452,459

(1)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.

Net Investments in Direct Financing Leases and Sales-Type Leases

As at September 30, 2020, the Partnership had three LNG carriers, excluding the vessels in its equity-accounted joint ventures, that are accounted for as direct financing leases. For a description of the Partnership's LNG carriers accounted for as direct financing leases, see Item 18 – Financial Statements: Note 6 to the Partnership's audited consolidated financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2019.

As at December 31, 2019, the Partnership had two additional LNG carriers, the WilForce and the WilPride, that were chartered to Awilco LNG ASA (or Awilco) which were accounted for as sales-type leases. In January 2020, Awilco purchased both LNG carriers from the Partnership and paid the Partnership the associated purchase obligation, deferred hire amounts and interest on deferred hire amounts thereon, totaling $260.4 million relating to these two vessels.

As at September 30, 2020, estimated lease payments to be received by the Partnership related to its direct financing leases in each of the next five years were approximately $16.1 million (remainder of 2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023), $64.3 million (2024) and an aggregate of $510.6 million thereafter. Two leases are scheduled to end in 2029 and the remaining lease is scheduled to end in 2039.

Operating Leases

As at September 30, 2020, the minimum scheduled future rentals to be received by the Partnership in each of the next five years for the lease and non-lease elements related to charters that were accounted for as operating leases are approximately $124.6 million (remainder of 2020), $464.4 million (2021), $371.3 million (2022), $307.0 million (2023), and $250.8 million (2024). Minimum scheduled future rentals on operating lease contracts do not include rentals from vessels in the Partnership’s equity-accounted joint ventures, rentals from unexercised option periods of contracts that existed on September 30, 2020, variable or contingent rentals, or rentals from contracts which were entered into or commenced after September 30, 2020. Therefore, the minimum scheduled future rentals on operating leases should not be construed to reflect total charter hire revenues for any of these five years.

Contract Liabilities

As at September 30, 2020, the Partnership had $28.9 million of advanced payments recognized as contract liabilities included in unearned revenue (December 31, 2019 – $24.9 million, September 30, 2019 – $22.0 million and January 1, 2019 – $26.4 million). The Partnership recognized $26.4 million and $20.8 million of revenue for the three months ended September 30, 2020 and 2019, respectively, that was recognized as a contract liability at the beginning of such three-month periods. The Partnership recognized $24.9 million and $26.4 million of revenue for the nine months ended September 30, 2020 and 2019, respectively, that was recognized as a contract liability at the beginning of such nine-month periods.